Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares NIS 0.01 par value [Member]	Treasury Stock NIS 0.01 par value [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Total
Balance, value at Dec. 31, 2018	$ 151	$ (1,898)	$ 81,873	$ 21,281	$ 101,407
Balance, shares at Dec. 31, 2018	38,535,445	(2,092,376)
Issuance of shares net	$ 5		16,021		16,026
Issuance of shares, net, shares	1,700,000
Exercise of share options and RSUs	$ 1		541		542
Exercise of share options and RSUs, shares	506,910
Share-based compensation expense			2,892		2,892
Dividend				(6,551)	(6,551)
Net Income (Loss) Attributable to Parent				21,986	21,986
Balance, value at Dec. 31, 2019	$ 157	$ (1,898)	101,327	36,716	136,302
Balance, shares at Dec. 31, 2019	40,742,355	(2,092,376)
Issuance of shares net	$ 12		64,308		64,320
Issuance of shares, net, shares	4,025,000
Exercise of share options and RSUs	$ 2		627		629
Exercise of share options and RSUs, shares	597,999
Share-based compensation expense			4,235		4,235
Net Income (Loss) Attributable to Parent				21,778	21,778
Balance, value at Dec. 31, 2020	$ 171	$ (1,898)	170,497	58,494	$ 227,264
Balance, shares at Dec. 31, 2020	45,365,354	(2,092,376)			43,272,978
Exercise of share options and RSUs	$ 1		270		$ 271
Exercise of share options and RSUs, shares	573,665
Share-based compensation expense			5,815		5,815
Net Income (Loss) Attributable to Parent				60,277	60,277
Balance, value at Dec. 31, 2021	$ 172	$ (1,898)	$ 176,582	$ 118,771	$ 293,627
Balance, shares at Dec. 31, 2021	45,939,019	(2,092,376)			43,846,643